December 31, 2007	• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Annual
Report

Pacific Life & Annuity

TABLE OF CONTENTS
PACIFIC SELECT EXEC SEPARATE ACCOUNT

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth (1)	Small-Cap Growth (1)	16,055	$139,092	$213,577
International Value	International Value	115,196	1,888,698	2,112,392
International Small-Cap	International Small-Cap	6,903	70,643	73,627
Equity Index	Equity Index	43,091	1,128,869	1,450,048
Small-Cap Index	Small-Cap Index	74,661	872,535	1,019,837
Diversified Research	Diversified Research	26,736	285,544	360,974
Equity	Equity	6,036	112,215	133,780
American Funds® Growth-Income	American Funds Growth-Income	37,815	432,384	471,567
American Funds Growth	American Funds Growth	18,682	223,570	269,005
Large-Cap Value	Large-Cap Value	176,810	2,209,670	2,513,091
Technology	Technology	30,131	127,643	230,982
Short Duration Bond	Short Duration Bond	52,701	511,041	508,499
Floating Rate Loan (2)	Floating Rate Loan	5,217	51,966	49,090
Diversified Bond	Diversified Bond	14,186	142,792	138,654
Growth LT	Growth LT	23,315	357,899	608,312
Focused 30	Focused 30	16,770	115,683	270,372
Health Sciences	Health Sciences	141,536	1,434,757	1,709,093
Mid-Cap Value	Mid-Cap Value	83,036	1,103,019	1,424,978
Large-Cap Growth	Large-Cap Growth	241,978	1,745,385	2,270,063
International Large-Cap	International Large-Cap	126,896	907,375	1,204,778
Small-Cap Value	Small-Cap Value	32,362	444,730	466,041
Multi-Strategy	Multi-Strategy	20,541	301,019	367,803
Main Street® Core	Main Street Core	41,456	776,133	1,034,629
Emerging Markets	Emerging Markets	45,864	316,812	961,369
Managed Bond	Managed Bond	131,491	1,440,046	1,489,953
Inflation Managed	Inflation Managed	82,155	914,327	932,715
Money Market	Money Market	99,828	1,006,567	1,006,240
High Yield Bond	High Yield Bond	66,809	438,280	439,461
Comstock	Comstock	57,534	553,106	588,126
Mid-Cap Growth	Mid-Cap Growth	172,887	1,538,894	1,820,544
Real Estate	Real Estate	34,088	455,995	741,004
Small-Cap Equity (3)	Small-Cap Equity (3)	2,933	35,703	37,507

	M Fund, Inc.
II	Turner Core Growth	761	10,259	14,857
III	Frontier Capital Appreciation	355	7,140	8,780
V	Business Opportunity Value	1,060	11,677	12,831

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	730	11,790	10,069
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	2,929	39,611	42,559

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund® Service Class 2	11,152	342,038	306,228
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	362	13,102	16,166
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	3,810	127,038	135,747
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	504	6,542	6,356

	Janus Aspen Series
International Growth Service Class (2)	Janus Aspen International Growth Service Class	967	60,523	62,382
Risk-Managed Core Service Class (2)	Janus Aspen INTECH Risk-Managed Core Service Class	245	3,152	3,260
Mid Cap Growth Service Class (2)	Janus Aspen Mid Cap Growth Service Class	87	3,138	3,371

	MFS® Variable Insurance Trust
MFS Utilities Series Service Class (2)	MFS Utilities Series Service Class	2,157	69,495	73,564

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth — II	5,814	61,025	68,021
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income — II	4,259	106,194	100,719

	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Worldwide Hard Assets	4,427	140,704	182,364

	XTF Advisors Trust
ETF 2020 (2)	ETF 2020	3,088	31,407	30,542

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Formerly named VN Small-Cap Value Variable Account and VN Small-Cap Value Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research	Equity

ASSETS
Investments in portfolios, at value	$213,577	$2,112,392	$73,627	$1,450,048	$1,019,837	$360,974	$133,780
Receivables:
Due from Pacific Life & Annuity Company	119	1,395	128	1,134	2,012	613	957

Total Assets	213,696	2,113,787	73,755	1,451,182	1,021,849	361,587	134,737

LIABILITIES
Payables:
Fund shares purchased	118	1,395	128	1,133	2,011	613	957

Total Liabilities	118	1,395	128	1,133	2,011	613	957

NET ASSETS	$213,578	$2,112,392	$73,627	$1,450,049	$1,019,838	$360,974	$133,780

Units Outstanding	20,842	149,065	6,928	127,748	61,433	26,203	16,004

Accumulation Unit Value	$10.25	$14.17	$10.63	$11.35	$16.60	$13.78	$8.36

Cost of Investments	$139,092	$1,888,698	$70,643	$1,128,869	$872,535	$285,544	$112,215

	American Funds	American Funds	Large-Cap		Short Duration	Floating	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Rate Loan	Bond

ASSETS
Investments in portfolios, at value	$471,567	$269,005	$2,513,091	$230,982	$508,499	$49,090	$138,654
Receivables:
Due from Pacific Life & Annuity Company	7,077	6,746	1,220	107	62	6	21

Total Assets	478,644	275,751	2,514,311	231,089	508,561	49,096	138,675

LIABILITIES
Payables:
Fund shares purchased	7,077	6,745	1,220	107	62	6	21
Other	3	—	2	—	2	—	—

Total Liabilities	7,080	6,745	1,222	107	64	6	21

NET ASSETS	$471,564	$269,006	$2,513,089	$230,982	$508,497	$49,090	$138,654

Units Outstanding	36,082	18,573	178,620	24,493	44,980	5,003	13,026

Accumulation Unit Value	$13.07	$14.48	$14.07	$9.43	$11.31	$9.81	$10.64

Cost of Investments	$432,384	$223,570	$2,209,670	$127,643	$511,041	$51,966	$142,792

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

ASSETS
Investments in portfolios, at value	$608,312	$270,372	$1,709,093	$1,424,978	$2,270,063	$1,204,778	$466,041
Receivables:
Due from Pacific Life & Annuity Company	841	13	571	1,041	—	293	181
Fund shares redeemed	—	—	—	—	97	—	—

Total Assets	609,153	270,385	1,709,664	1,426,019	2,270,160	1,205,071	466,222

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	97	—	—
Fund shares purchased	840	13	571	1,041	—	292	180

Total Liabilities	840	13	571	1,041	97	292	180

NET ASSETS	$608,313	$270,372	$1,709,093	$1,424,978	$2,270,063	$1,204,779	$466,042

Units Outstanding	75,327	11,721	110,774	69,388	224,870	80,303	21,026

Accumulation Unit Value	$8.08	$23.07	$15.43	$20.54	$10.09	$15.00	$22.16

Cost of Investments	$357,899	$115,683	$1,434,757	$1,103,019	$1,745,385	$907,375	$444,730

(1)	Formerly named Fasciano Small Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007

	Variable Accounts
	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond

ASSETS
Investments in portfolios, at value	$367,803	$1,034,629	$961,369	$1,489,953	$932,715	$1,006,240	$439,461
Receivables:
Due from Pacific Life & Annuity Company	468	790	280	809	74	619	—
Fund shares redeemed	—	—	—	—	—	—	30

Total Assets	368,271	1,035,419	961,649	1,490,762	932,789	1,006,859	439,491

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—	30
Fund shares purchased	468	790	218	809	74	616	—

Total Liabilities	468	790	218	809	74	616	30

NET ASSETS	$367,803	$1,034,629	$961,431	$1,489,953	$932,715	$1,006,243	$439,461

Units Outstanding	26,797	90,329	24,981	93,005	56,496	81,086	30,794

Accumulation Unit Value	$13.73	$11.45	$38.49	$16.02	$16.51	$12.41	$14.27

Cost of Investments	$301,019	$776,133	$316,812	$1,440,046	$914,327	$1,006,567	$438,280

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity (1)	II	III	V

ASSETS
Investments in portfolios, at value	$588,126	$1,820,544	$741,004	$37,507	$14,857	$8,780	$12,831
Receivables:
Due from Pacific Life & Annuity Company	871	455	1,051	46	—	—	—

Total Assets	588,997	1,820,999	742,055	37,553	14,857	8,780	12,831

LIABILITIES
Payables:
Fund shares purchased	871	454	1,051	46	—	—	—

Total Liabilities	871	454	1,051	46	—	—	—

NET ASSETS	$588,126	$1,820,545	$741,004	$37,507	$14,857	$8,780	$12,831

Units Outstanding	47,965	151,580	25,666	2,625	866	520	866

Accumulation Unit Value	$12.26	$12.01	$28.87	$14.29	$17.15	$16.89	$14.81

Cost of Investments	$553,106	$1,538,894	$455,995	$35,703	$10,259	$7,140	$11,677

	BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	International
	Basic Value	Global Allocation	Contrafund®	Growth	Mid Cap	Value Strategies	Growth
	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class

ASSETS
Investments in portfolios, at value	$10,069	$42,559	$306,228	$16,166	$135,747	$6,356	$62,382
Receivables:
Due from Pacific Life & Annuity Company	21	20	26	64	337	—	26

Total Assets	10,090	42,579	306,254	16,230	136,084	6,356	62,408

LIABILITIES
Payables:
Fund shares purchased	21	20	25	64	337	—	26

Total Liabilities	21	20	25	64	337	—	26

NET ASSETS	$10,069	$42,559	$306,229	$16,166	$135,747	$6,356	$62,382

Units Outstanding	874	3,069	21,435	1,216	10,519	539	5,213

Accumulation Unit Value	$11.52	$13.87	$14.29	$13.29	$12.90	$11.79	$11.97

Cost of Investments	$11,790	$39,611	$342,038	$13,102	$127,038	$6,542	$60,523

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007

	Variable Accounts
	Risk-Managed	Mid Cap	MFS	T. Rowe Price	T. Rowe Price	Van Eck
	Core	Growth	Utilities Series	Blue Chip	Equity	Worldwide
	Service Class	Service Class	Service Class	Growth - II	Income - II	Hard Assets	ETF 2020

ASSETS
Investments in portfolios, at value	$3,260	$3,371	$73,564	$68,021	$100,719	$182,364	$30,542
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	263	19	180	—

Total Assets	3,260	3,371	73,564	68,284	100,738	182,544	30,542

LIABILITIES
Payables:
Fund shares purchased	—	—	—	263	18	180	—

Total Liabilities	—	—	—	263	18	180	—

NET ASSETS	$3,260	$3,371	$73,564	$68,021	$100,720	$182,364	$30,542

Units Outstanding	324	304	6,606	5,577	8,291	8,326	3,088

Accumulation Unit Value	$10.05	$11.08	$11.14	$12.20	$12.15	$21.90	$9.89

Cost of Investments	$3,152	$3,138	$69,495	$61,025	$106,194	$140,704	$31,407

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$40,641	$805	$27,224	$13,891	$2,714

Net Investment Income	—	40,641	805	27,224	13,891	2,714

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	689	(5,695)	45	12,014	(807)	956
Capital gain distributions	—	97,743	—	—	—	—

Realized Gain (Loss)	689	92,048	45	12,014	(807)	956

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	27,058	(112,836)	1,002	37,642	(33,981)	1,268

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,747	$19,853	$1,852	$76,880	($20,897)	$4,938

		American Funds	American Funds	Large-Cap		Short Duration
	Equity	Growth-Income	Growth	Value	Technology	Bond

INVESTMENT INCOME
Dividends	$305	$5,819	$1,162	$30,185	$104	$22,289

Net Investment Income	305	5,819	1,162	30,185	104	22,289

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	62	(21)	1,482	2,306	753	(2,048)
Capital gain distributions	—	—	—	—	—	—

Realized Gain (Loss)	62	(21)	1,482	2,306	753	(2,048)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	4,615	12,326	22,507	49,995	42,269	1,312

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,982	$18,124	$25,151	$82,486	$43,126	$21,553

	Floating	Diversified	Growth	Focused	Health	Mid-Cap
	Rate Loan (2)	Bond	LT	30	Sciences	Value

INVESTMENT INCOME
Dividends	$2,016	$5,408	$2,614	$892	$—	$11,276

Net Investment Income	2,016	5,408	2,614	892	—	11,276

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(63)	(295)	3,938	8,897	21,089	87,658
Capital gain distributions	—	243	—	—	—	—

Realized Gain (Loss)	(63)	(52)	3,938	8,897	21,089	87,658

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,876)	(4,771)	78,988	50,040	192,622	(72,472)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($923)	$585	$85,540	$59,829	$213,711	$26,462

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Large-Cap	International	Small-Cap	Multi-	Main Street	Emerging
	Growth	Large-Cap	Value	Strategy	Core	Markets

INVESTMENT INCOME
Dividends	$—	$19,047	$9,662	$10,888	$12,390	$13,881

Net Investment Income	—	19,047	9,662	10,888	12,390	13,881

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	3,212	3,541	(2,847)	(42)	616	524,543
Capital gain distributions	—	195,442	—	—	—	468,730

Realized Gain (Loss)	3,212	198,983	(2,847)	(42)	616	993,273

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	379,959	(110,609)	4,111	3,356	23,489	(453,598)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$383,171	$107,421	$10,926	$14,202	$36,495	$553,556

	Managed	Inflation	Money	High Yield		Mid-Cap
	Bond	Managed	Market	Bond	Comstock	Growth

INVESTMENT INCOME
Dividends	$63,314	$36,551	$49,388	$33,326	$8,315	$7,437

Net Investment Income	63,314	36,551	49,388	33,326	8,315	7,437

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,338)	(6,996)	251	(1,971)	(2,881)	1,592
Capital gain distributions	1,469	—	—	—	—	—

Realized Gain (Loss)	131	(6,996)	251	(1,971)	(2,881)	1,592

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	55,941	55,696	(41)	(21,204)	(27,592)	200,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,386	$85,251	$49,598	$10,151	($22,158)	$209,771

						BlackRock
	Real	Small-Cap				Basic Value
	Estate	Equity (1)	II	III	V	V.I. Class III

INVESTMENT INCOME
Dividends	$9,521	$74	$52	$—	$84	$135

Net Investment Income	9,521	74	52	—	84	135

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	134,210	(26)	19	14	5	(36)
Capital gain distributions	—	—	1,046	793	1,039	1,305

Realized Gain (Loss)	134,210	(26)	1,065	807	1,044	1,269

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(417,327)	872	1,641	149	(447)	(1,741)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($273,596)	$920	$2,758	$956	$681	($337)

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	International
	Global Allocation	Contrafund®	Growth	Mid Cap	Value Strategies	Growth
	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class (1)

INVESTMENT INCOME
Dividends	$1,235	$2,168	$33	$494	$22	$124

Net Investment Income	1,235	2,168	33	494	22	124

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	122	(551)	28	(37)	(36)	3
Capital gain distributions	2,162	73,982	10	6,474	150	—

Realized Gain	2,284	73,431	38	6,437	114	3

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,192	(35,124)	2,947	5,133	(218)	1,859

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,711	$40,475	$3,018	$12,064	($82)	$1,986

	Risk-Managed	Mid Cap	MFS	T. Rowe Price	T. Rowe Price	Van Eck
	Core	Growth	Utilities Series	Blue Chip	Equity	Worldwide
	Service Class (1)	Service Class (1)	Service Class (1)	Growth - II	Income - II	Hard Assets

INVESTMENT INCOME
Dividends	$11	$1	$-	$58	$1,302	$84

Net Investment Income	11	1	—	58	1,302	84

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	5	9	5	1,638	(447)	(384)
Capital gain distributions	—	—	—	—	5,511	8,178

Realized Gain	5	9	5	1,638	5,064	7,794

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	108	234	4,069	4,326	(7,764)	34,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124	$244	$4,074	$6,022	($1,398)	$42,686

	ETF 2020 (1)

INVESTMENT INCOME
Dividends	$—

Net Investment Income	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(5)
Capital gain distributions	—

Realized Loss	(5)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(865)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($870)

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Small-Cap Growth (1)		International Value		International Small-Cap
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$436	$40,641	$11,252	$805	$63
Realized gain (loss)	689	668	92,048	1,190	45	(127)
Change in unrealized appreciation (depreciation) on investments	27,058	7,583	(112,836)	146,505	1,002	1,981

Net Increase in Net Assets Resulting from Operations	27,747	8,687	19,853	158,947	1,852	1,917

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	41,643	42,953	119,418	97,049	9,229	2,629
Transfers between variable and fixed accounts, net	16,747	(9,375)	1,325,576	1,488	18,592	51,291
Transfers—policy charges and deductions	(30,149)	(28,889)	(98,066)	(70,562)	(7,393)	(3,188)
Transfers—surrenders	(5,093)	(915)	(25,840)	(6,085)	(1,449)	(149)
Transfers—other	(1,966)	(1,024)	(5,767)	(4,155)	83	213

Net Increase in Net Assets Derived from Policy Transactions	21,182	2,750	1,315,321	17,735	19,062	50,796

NET INCREASE IN NET ASSETS	48,929	11,437	1,335,174	176,682	20,914	52,713

NET ASSETS
Beginning of Year or Period	164,649	153,212	777,218	600,536	52,713	—

End of Year or Period	$213,578	$164,649	$2,112,392	$777,218	$73,627	$52,713

	Equity Index		Small-Cap Index		Diversified Research
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$27,224	$24,270	$13,891	$14,354	$2,714	$2,205
Realized gain (loss)	12,014	41,817	(807)	172,389	956	7,454
Change in unrealized appreciation (depreciation) on investments	37,642	131,915	(33,981)	(10,693)	1,268	26,772

Net Increase (Decrease) in Net Assets Resulting from Operations	76,880	198,002	(20,897)	176,050	4,938	36,431

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	248,756	160,098	194,619	146,621	52,135	52,511
Transfers between variable and fixed accounts, net	(9,125)	(6,507)	7,665	(286,255)	(3,711)	7,365
Transfers—policy charges and deductions	(123,296)	(118,405)	(114,337)	(126,123)	(36,068)	(33,329)
Transfers—surrenders	(18,657)	(18,603)	(26,022)	(5,306)	(5,336)	(2,514)
Transfers—other	(194,362)	(7,544)	(3,884)	(7,848)	512	(2,636)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(96,684)	9,039	58,041	(278,911)	7,532	21,397

NET INCREASE (DECREASE) IN NET ASSETS	(19,804)	207,041	37,144	(102,861)	12,470	57,828

NET ASSETS
Beginning of Year	1,469,853	1,262,812	982,694	1,085,555	348,504	290,676

End of Year	$1,450,049	$1,469,853	$1,019,838	$982,694	$360,974	$348,504

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced on May 5, 2006.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Equity		American Funds Growth-Income		American Funds Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$305	$257	$5,819	$4,408	$1,162	$842
Realized gain (loss)	62	1,513	(21)	8,260	1,482	1,119
Change in unrealized appreciation on investments	4,615	4,076	12,326	23,287	22,507	12,888

Net Increase in Net Assets Resulting from Operations	4,982	5,846	18,124	35,955	25,151	14,849

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	13,658	9,761	103,335	50,749	80,248	55,504
Transfers between variable and fixed accounts, net	60,316	(18,969)	38,504	262,994	11,271	54,859
Transfers—policy charges and deductions	(14,522)	(6,388)	(46,014)	(27,924)	(33,466)	(21,701)
Transfers—surrenders	—	(435)	(24,700)	(4,629)	(4,389)	(643)
Transfers—other	(900)	41	(1,678)	(784)	(2,768)	(1,262)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	58,552	(15,990)	69,447	280,406	50,896	86,757

NET INCREASE (DECREASE) IN NET ASSETS	63,534	(10,144)	87,571	316,361	76,047	101,606

NET ASSETS
Beginning of Year	70,246	80,390	383,993	67,632	192,959	91,353

End of Year	$133,780	$70,246	$471,564	$383,993	$269,006	$192,959

	Large-Cap Value		Technology		Short Duration Bond
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$30,185	$25,468	$104	$—	$22,289	$17,693
Realized gain (loss)	2,306	193,251	753	(452)	(2,048)	(1,605)
Change in unrealized appreciation on investments	49,995	49,099	42,269	15,031	1,312	1,930

Net Increase in Net Assets Resulting from Operations	82,486	267,818	43,126	14,579	21,553	18,018

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	163,043	315,544	38,467	39,121	105,829	73,108
Transfers between variable and fixed accounts, net	273,946	829,777	565	8,600	(21,621)	8,464
Transfers—policy charges and deductions	(144,978)	(129,515)	(29,275)	(28,391)	(41,571)	(38,933)
Transfers—surrenders	(62,679)	(24,776)	(7,937)	(3,541)	(4,854)	(4,867)
Transfers—other	(12,546)	(7,072)	3,195	(722)	(1,330)	(5,148)

Net Increase in Net Assets Derived from Policy Transactions	216,786	983,958	5,015	15,067	36,453	32,624

NET INCREASE IN NET ASSETS	299,272	1,251,776	48,141	29,646	58,006	50,642

NET ASSETS
Beginning of Year	2,213,817	962,041	182,841	153,195	450,491	399,849

End of Year	$2,513,089	$2,213,817	$230,982	$182,841	$508,497	$450,491

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Floating Rate Loan		Diversified Bond		Growth LT
	Period Ended		Year Ended	Period Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2007 (1)		2007	2006 (2)	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,016		$5,408	$1,689	$2,614	$3,133
Realized gain (loss)	(63)		(52)	396	3,938	(1,411)
Change in unrealized appreciation (depreciation) on investments	(2,876)		(4,771)	633	78,988	43,806

Net Increase (Decrease) in Net Assets Resulting from Operations	(923)		585	2,718	85,540	45,528

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,444		16,849	5,951	108,546	107,731
Transfers between variable and fixed accounts, net	50,966		75,049	56,678	(28,186)	(36,861)
Transfers—policy charges and deductions	(3,266)		(12,474)	(4,307)	(62,900)	(61,837)
Transfers—surrenders	(131)		(1,028)	(156)	(21,609)	(3,747)
Transfers—other	—		(1,322)	111	(2,583)	(1,511)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	50,013		77,074	58,277	(6,732)	3,775

NET INCREASE IN NET ASSETS	49,090		77,659	60,995	78,808	49,303

NET ASSETS
Beginning of Year or Periods	—		60,995	—	529,505	480,202

End of Year or Periods	$49,090		$138,654	$60,995	$608,313	$529,505

	Focused 30		Health Sciences		Mid-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$892	$124	$—	$—	$11,276	$15,134
Realized gain	8,897	4,467	21,089	56,392	87,658	323,864
Change in unrealized appreciation (depreciation) on investments	50,040	35,388	192,622	(22,625)	(72,472)	(29,762)

Net Increase in Net Assets Resulting from Operations	59,829	39,979	213,711	33,767	26,462	309,236

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	22,134	22,036	81,851	85,468	192,752	347,758
Transfers between variable and fixed accounts, net	31,065	21,517	1,218,230	(41,646)	(1,023,653)	63,679
Transfers—policy charges and deductions	(31,817)	(49,614)	(62,108)	(48,547)	(157,396)	(156,230)
Transfers—surrenders	(1,270)	(11,590)	(168,538)	(5,885)	(33,749)	(20,548)
Transfers—other	(1,780)	(2,285)	(7,493)	(2,733)	(4,260)	(4,404)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,332	(19,936)	1,061,942	(13,343)	(1,026,306)	230,255

NET INCREASE (DECREASE) IN NET ASSETS	78,161	20,043	1,275,653	20,424	(999,844)	539,491

NET ASSETS
Beginning of Year	192,211	172,168	433,440	413,016	2,424,822	1,885,331

End of Year	$270,372	$192,211	$1,709,093	$433,440	$1,424,978	$2,424,822

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 5, 2006.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Large-Cap Growth		International Large-Cap		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,838	$19,047	$27,388	$9,662	$8,856
Realized gain (loss)	3,212	(2,957)	198,983	31,191	(2,847)	89,946
Change in unrealized appreciation (depreciation) on investments	379,959	(39,311)	(110,609)	175,596	4,111	(35,612)

Net Increase (Decrease) in Net Assets Resulting from Operations	383,171	(39,430)	107,421	234,175	10,926	63,190

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	173,051	281,950	195,822	146,029	73,437	67,689
Transfers between variable and fixed accounts, net	369,074	24,397	(76,309)	51,451	23,773	33,972
Transfers—policy charges and deductions	(98,201)	(95,036)	(112,859)	(109,955)	(42,011)	(34,335)
Transfers—surrenders	(30,094)	(20,785)	(21,750)	(6,465)	(2,615)	(1,457)
Transfers—other	(802)	(1,953)	(4,117)	(8,431)	(5,577)	(7,228)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	413,028	188,573	(19,213)	72,629	47,007	58,641

NET INCREASE IN NET ASSETS	796,199	149,143	88,208	306,804	57,933	121,831

NET ASSETS
Beginning of Year	1,473,864	1,324,721	1,116,571	809,767	408,109	286,278

End of Year	$2,270,063	$1,473,864	$1,204,779	$1,116,571	$466,042	$408,109

	Multi-Strategy		Main Street Core		Emerging Markets
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,888	$7,866	$12,390	$9,609	$13,881	$15,867
Realized gain (loss)	(42)	8,797	616	1,957	993,273	321,993
Change in unrealized appreciation (depreciation) on investments	3,356	17,724	23,489	96,918	(453,598)	142,060

Net Increase in Net Assets Resulting from Operations	14,202	34,387	36,495	108,484	553,556	479,920

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	57,543	59,674	114,637	81,694	92,356	215,967
Transfers between variable and fixed accounts, net	17,731	(24,952)	225,390	(18,851)	(1,952,486)	(82,580)
Transfers—policy charges and deductions	(28,238)	(29,407)	(85,855)	(70,349)	(85,511)	(91,943)
Transfers—surrenders	(2,910)	(25,540)	(63,460)	(11,822)	(20,079)	(18,078)
Transfers—other	(3,261)	(5,967)	(448)	(4,465)	2,249	(2,978)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	40,865	(26,192)	190,264	(23,793)	(1,963,471)	20,388

NET INCREASE (DECREASE) IN NET ASSETS	55,067	8,195	226,759	84,691	(1,409,915)	500,308

NET ASSETS
Beginning of Year	312,736	304,541	807,870	723,179	2,371,346	1,871,038

End of Year	$367,803	$312,736	$1,034,629	$807,870	$961,431	$2,371,346

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Managed Bond		Inflation Managed		Money Market
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$63,314	$51,734	$36,551	$31,457	$49,388	$91,742
Realized gain (loss)	131	(8,911)	(6,996)	13,663	251	370
Change in unrealized appreciation (depreciation) on investments	55,941	17,282	55,696	(42,178)	(41)	88

Net Increase in Net Assets Resulting from Operations	119,386	60,105	85,251	2,942	49,598	92,200

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	228,323	170,795	123,005	138,633	1,466,635	910,715
Transfers between variable and fixed accounts, net	40,626	(32,302)	49,737	(76,872)	(1,126,550)	(525,884)
Transfers—policy charges and deductions	(141,596)	(136,085)	(93,507)	(89,004)	(314,094)	(946,536)
Transfers—surrenders	(55,268)	(29,884)	(9,709)	(9,020)	(2,820)	(604,082)
Transfers—other	(6,892)	3,126	(8,749)	(5,593)	(30,178)	(38,512)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	65,193	(24,350)	60,777	(41,856)	(7,007)	(1,204,299)

NET INCREASE (DECREASE) IN NET ASSETS	184,579	35,755	146,028	(38,914)	42,591	(1,112,099)

NET ASSETS
Beginning of Year	1,305,374	1,269,619	786,687	825,601	963,652	2,075,751

End of Year	$1,489,953	$1,305,374	$932,715	$786,687	$1,006,243	$963,652

	High Yield Bond		Comstock		Mid-Cap Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$33,326	$29,101	$8,315	$6,668	$7,437	$804
Realized gain (loss)	(1,971)	(1,151)	(2,881)	36,435	1,592	3,886
Change in unrealized appreciation (depreciation) on investments	(21,204)	7,248	(27,592)	21,751	200,742	12,183

Net Increase (Decrease) in Net Assets Resulting from Operations	10,151	35,198	(22,158)	64,854	209,771	16,873

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	79,030	75,973	125,072	66,536	64,124	56,440
Transfers between variable and fixed accounts, net	8,127	(24,903)	74,008	74,528	1,242,317	178,879
Transfers—policy charges and deductions	(51,384)	(49,240)	(61,937)	(51,329)	(67,449)	(43,739)
Transfers—surrenders	(2,608)	(3,965)	(6,103)	(4,140)	(8,362)	(6,079)
Transfers—other	56	(4,388)	1,661	(3,722)	(1,931)	(1,816)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	33,221	(6,523)	132,701	81,873	1,228,699	183,685

NET INCREASE IN NET ASSETS	43,372	28,675	110,543	146,727	1,438,470	200,558

NET ASSETS
Beginning of Year	396,089	367,414	477,583	330,856	382,075	181,517

End of Year	$439,461	$396,089	$588,126	$477,583	$1,820,545	$382,075

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Real Estate		Small-Cap Equity (1)		II
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,521	$57,909	$74	$103	$52	$73
Realized gain (loss)	134,210	331,967	(26)	1,440	1,065	557
Change in unrealized appreciation (depreciation) on investments	(417,327)	198,936	872	634	1,641	360

Net Increase (Decrease) in Net Assets Resulting from Operations	(273,596)	588,812	920	2,177	2,758	990

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	85,405	231,453	6,029	1,869	—	—
Transfers between variable and fixed accounts, net	(1,189,567)	47,056	20,011	4,435	—	—
Transfers—policy charges and deductions	(87,205)	(93,299)	(4,164)	(1,759)	(362)	(354)
Transfers—surrenders	(6,461)	(12,770)	(984)	—	—	—
Transfers—other	(2,727)	(1,114)	27	61	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,200,555)	171,326	20,919	4,606	(362)	(354)

NET INCREASE (DECREASE) IN NET ASSETS	(1,474,151)	760,138	21,839	6,783	2,396	636

NET ASSETS
Beginning of Year	2,215,155	1,455,017	15,668	8,885	12,461	11,825

End of Year	$741,004	$2,215,155	$37,507	$15,668	$14,857	$12,461

					BlackRock Basic Value
	III		V		V.I. Class III (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006 (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$84	$59	$135	$34
Realized gain	807	755	1,044	960	1,269	233
Change in unrealized appreciation (depreciation) on investments	149	397	(447)	518	(1,741)	21

Net Increase (Decrease) in Net Assets Resulting from Operations	956	1,152	681	1,537	(337)	288

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	5,061	768
Transfers between variable and fixed accounts, net	—	—	—	—	4,098	1,511
Transfers—policy charges and deductions	(232)	(226)	(347)	(339)	(1,206)	(114)
Transfers—surrenders	—	—	—	—	—	—
Transfers—other	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(232)	(226)	(347)	(339)	7,953	2,165

NET INCREASE IN NET ASSETS	724	926	334	1,198	7,616	2,453

NET ASSETS
Beginning of Year or Period	8,056	7,130	12,497	11,299	2,453	—

End of Year or Period	$8,780	$8,056	$12,831	$12,497	$10,069	$2,453

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Formerly named Mercury Basic Value V.I. Class III Variable Account.

(3)	Operations commenced on June 7, 2006.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	BlackRock Global Allocation		Fidelity VIP Contrafund®		Fidelity VIP Growth
	V.I. Class III (1)		Service Class 2		Service Class 2
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,235	$768	$2,168	$1,226	$33	$—
Realized gain (loss)	2,284	1,229	73,431	13,530	38	(7)
Change in unrealized appreciation (depreciation) on investments	2,192	779	(35,124)	(731)	2,947	117

Net Increase in Net Assets Resulting from Operations	5,711	2,776	40,475	14,025	3,018	110

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,585	6,221	36,200	29,543	5,635	1,576
Transfers between variable and fixed accounts, net	10,652	19,212	75,835	153,012	5,599	3,816
Transfers—policy charges and deductions	(7,916)	(4,351)	(35,766)	(23,781)	(2,183)	(711)
Transfers—surrenders	—	—	(1,923)	—	—	—
Transfers—other	—	(6)	251	(300)	(320)	(374)

Net Increase in Net Assets Derived from Policy Transactions	8,321	21,076	74,597	158,474	8,731	4,307

NET INCREASE IN NET ASSETS	14,032	23,852	115,072	172,499	11,749	4,417

NET ASSETS
Beginning of Year or Period	28,527	4,675	191,157	18,658	4,417	—

End of Year or Period	$42,559	$28,527	$306,229	$191,157	$16,166	$4,417

	Fidelity VIP Mid Cap		Fidelity VIP Value Strategies		International Growth
	Service Class 2		Service Class 2		Service Class
	Year Ended	Year Ended	Year Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006 (2)	2007 (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$494	$4	$22	$-	$124
Realized gain (loss)	6,437	(49)	114	—	3
Change in unrealized appreciation (depreciation) on investments	5,133	3,574	(218)	33	1,859

Net Increase (Decrease) in Net Assets Resulting from Operations	12,064	3,529	(82)	33	1,986

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	19,339	11,588	2,343	234	54
Transfers between variable and fixed accounts, net	53,907	56,902	5,106	231	60,842
Transfers—policy charges and deductions	(11,414)	(8,075)	(1,355)	(157)	(500)
Transfers—surrenders	(1,059)	—	—	—	—
Transfers—other	(1,971)	(10)	3	—	—

Net Increase in Net Assets Derived from Policy Transactions	58,802	60,405	6,097	308	60,396

NET INCREASE IN NET ASSETS	70,866	63,934	6,015	341	62,382

NET ASSETS
Beginning of Year or Periods	64,881	947	341	—	—

End of Year or Periods	$135,747	$64,881	$6,356	$341	$62,382

(1)	Formerly named Mercury Global Allocation V.I. Class III Variable Account.

(2)	Operations commenced on February 6, 2006 for Fidelity VIP Growth Service Class 2 Variable Account and February 10, 2006 for Fidelity VIP Value Strategies Service Class 2 Variable Account.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Risk-Managed Core		Mid Cap Growth		MFS Utilities Series
	Service Class		Service Class		Service Class
	Period Ended		Period Ended		Period Ended
	December 31,		December 31,		December 31,
	2007 (1)		2007 (1)		2007 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11		$1		$—
Realized gain	5		9		5
Change in unrealized appreciation on investments	108		234		4,069

Net Increase in Net Assets Resulting from Operations	124		244		4,074

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	749		749		14
Transfers between variable and fixed accounts, net	2,810		2,809		70,054
Transfers—policy charges and deductions	(423)		(431)		(578)
Transfers—surrenders	—		—		—
Transfers—other	—		—		—

Net Increase in Net Assets Derived from Policy Transactions	3,136		3,127		69,490

NET INCREASE IN NET ASSETS	3,260		3,371		73,564

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$3,260		$3,371		$73,564

	T. Rowe Price		T. Rowe Price		Van Eck
	Blue Chip Growth - II		Equity Income - II		Worldwide Hard Assets
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$58	$86	$1,302	$388	$84	$6
Realized gain (loss)	1,638	(75)	5,064	873	7,794	52
Change in unrealized appreciation (depreciation) on investments	4,326	2,743	(7,764)	2,356	34,808	6,747

Net Increase (Decrease) in Net Assets Resulting from Operations	6,022	2,754	(1,398)	3,617	42,686	6,805

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	14,315	7,385	8,174	2,205	33,330	30,301
Transfers between variable and fixed accounts, net	9,490	32,481	77,789	29,206	64,225	24,914
Transfers—policy charges and deductions	(6,361)	(5,354)	(13,998)	(5,756)	(18,916)	(8,387)
Transfers—surrenders	—	—	—	—	(208)	—
Transfers—other	10	7	(321)	(372)	1,639	18

Net Increase in Net Assets Derived from Policy Transactions	17,454	34,519	71,644	25,283	80,070	46,846

NET INCREASE IN NET ASSETS	23,476	37,273	70,246	28,900	122,756	53,651

NET ASSETS
Beginning of Year	44,545	7,272	30,474	1,574	59,608	5,957

End of Year	$68,021	$44,545	$100,720	$30,474	$182,364	$59,608

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Variable Account
ETF 2020
Period Ended
December 31,
2007 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—
Realized loss	(5)
Change in unrealized depreciation on investments	(865)

Net Decrease in Net Assets Resulting from Operations	(870)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—
Transfers between variable and fixed accounts, net	31,911
Transfers—policy charges and deductions	(499)
Transfers—surrenders	—
Transfers—other	—

Net Increase in Net Assets Derived from Policy Transactions	31,412

NET INCREASE IN NET ASSETS	30,542

NET ASSETS
Beginning of Period	—

End of Period	$30,542

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Small-Cap Growth (3)
2007	$10.25	20,842	$213,578	0.00%	15.10%
2006	8.90	18,493	164,649	0.26%	5.07%
2005	8.47	18,081	153,212	0.22%	2.66%
2004	8.25	15,051	124,236	0.69%	18.94%
2003	6.94	12,846	89,147	0.55%	33.14%

International Value
2007	$14.17	149,065	$2,112,392	2.92%	6.24%
2006	13.34	58,270	777,218	1.65%	25.69%
2005	10.61	56,589	600,536	1.84%	9.43%
2004	9.70	52,487	509,010	1.54%	16.42%
2003	8.33	70,341	585,933	2.50%	27.71%

International Small-Cap
2007	$10.63	6,928	$73,627	1.27%	4.73%
05/05/2006 - 12/31/2006	10.15	5,195	52,713	0.21%	1.47%

Equity Index
2007	$11.35	127,748	$1,450,049	1.87%	5.23%
2006	10.79	136,263	1,469,853	1.80%	15.52%
2005	9.34	135,236	1,262,812	1.63%	4.67%
2004	8.92	100,338	895,158	1.95%	10.58%
2003	8.07	62,300	502,604	1.66%	28.29%

Small-Cap Index
2007	$16.60	61,433	$1,019,838	1.29%	(2.02%)
2006	16.94	58,003	982,694	1.44%	17.79%
2005	14.38	75,470	1,085,555	0.47%	4.38%
2004	13.78	60,351	831,677	0.86%	17.76%
2003	11.70	23,045	269,678	0.70%	46.53%

Diversified Research
2007	$13.78	26,203	$360,974	0.74%	1.19%
2006	13.61	25,599	348,504	0.69%	11.97%
2005	12.16	23,907	290,676	0.43%	5.24%
2004	11.55	25,653	296,377	1.18%	11.20%
2003	10.39	7,478	77,687	0.49%	32.63%

Equity
2007	$8.36	16,004	$133,780	0.26%	6.27%
2006	7.87	8,931	70,246	0.38%	8.65%
2005	7.24	11,104	80,390	0.30%	6.53%
2004	6.80	8,390	57,019	0.88%	5.14%
2003	6.46	6,513	42,097	0.41%	24.33%

American Funds Growth-Income
2007	$13.07	36,082	$471,564	1.33%	4.66%
2006	12.49	30,749	383,993	1.69%	14.77%
05/06/2005 - 12/31/2005	10.88	6,216	67,632	1.87%	8.80%

American Funds Growth
2007	$14.48	18,573	$269,006	0.50%	11.93%
2006	12.94	14,912	192,959	0.57%	9.81%
05/06/2005 - 12/31/2005	11.78	7,752	91,353	0.77%	17.84%

Large-Cap Value
2007	$14.07	178,620	$2,513,089	1.26%	3.54%
2006	13.59	162,919	2,213,817	1.54%	17.58%
2005	11.56	83,243	962,041	1.32%	6.16%
2004	10.89	93,768	1,020,835	1.57%	9.93%
2003	9.90	56,006	554,660	1.59%	31.24%

Technology
2007	$9.43	24,493	$230,982	0.05%	23.03%
2006	7.66	23,854	182,841	0.00%	9.34%
2005	7.01	21,854	153,195	0.00%	21.71%
2004	5.76	38,170	219,838	0.00%	3.66%
2003	5.56	14,846	82,486	0.00%	42.58%

Short Duration Bond
2007	$11.31	44,980	$508,497	4.53%	4.47%
2006	10.82	41,628	450,491	4.13%	4.27%
2005	10.38	38,525	399,849	3.09%	1.57%
2004	10.22	23,803	243,218	2.53%	1.21%
05/01/2003 - 12/31/2003	10.10	19,424	196,106	2.68%	0.96%

Floating Rate Loan (4)
05/04/2007 - 12/31/2007	$9.81	5,003	$49,090	6.30%	(1.89%)

Diversified Bond
2007	$10.64	13,026	$138,654	4.99%	1.32%
05/05/2006 - 12/31/2006	10.51	5,806	60,995	4.63%	5.06%

See Notes to Financial Statements	See explanation of references on page 20

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Growth LT
2007	$8.08	75,327	$608,313	0.44%	15.63%
2006	6.98	75,815	529,505	0.62%	9.72%
2005	6.37	75,437	480,202	0.26%	7.68%
2004	5.91	67,197	397,256	0.00%	10.40%
2003	5.35	56,653	303,375	0.00%	33.98%

Focused 30
2007	$23.07	11,721	$270,372	0.40%	31.84%
2006	17.50	10,986	192,211	0.07%	23.71%
2005	14.14	12,174	172,168	0.86%	22.07%
2004	11.59	13,742	159,208	0.07%	14.85%
2003	10.09	10,593	106,858	0.00%	42.26%

Health Sciences
2007	$15.43	110,774	$1,709,093	0.00%	16.47%
2006	13.25	32,721	433,440	0.00%	8.11%
2005	12.25	33,707	413,016	0.00%	15.28%
2004	10.63	27,013	287,112	0.00%	7.54%
2003	9.88	21,465	212,142	0.00%	27.82%

Mid-Cap Value
2007	$20.54	69,388	$1,424,978	0.52%	(2.15%)
2006	20.99	115,535	2,424,822	0.71%	14.97%
2005	18.25	103,278	1,885,331	0.59%	8.87%
2004	16.77	85,986	1,441,834	0.44%	25.08%
2003	13.41	63,948	857,321	0.66%	29.10%

Large-Cap Growth (5)
2007	$10.09	224,870	$2,270,063	0.00%	21.63%
2006	8.30	177,578	1,473,864	0.21%	(3.82%)
2005	8.63	153,517	1,324,721	0.40%	2.94%
2004	8.38	121,939	1,022,175	0.74%	4.65%
2003	8.01	85,844	687,606	0.31%	25.36%

International Large-Cap
2007	$15.00	80,303	$1,204,779	1.59%	9.26%
2006	13.73	81,318	1,116,571	2.85%	27.00%
2005	10.81	74,899	809,767	0.86%	12.70%
2004	9.59	69,006	662,002	1.17%	18.61%
2003	8.09	45,001	363,992	1.31%	30.52%

Small-Cap Value
2007	$22.16	21,026	$466,042	2.12%	3.14%
2006	21.49	18,990	408,109	2.43%	19.75%
2005	17.95	15,952	286,278	1.46%	13.65%
2004	15.79	12,114	191,288	2.36%	24.41%
05/01/2003 -12/31/2003	12.69	5,852	74,278	1.49%	26.93%

Multi-Strategy
2007	$13.73	26,797	$367,803	3.08%	4.34%
2006	13.15	23,774	312,736	2.62%	11.68%
2005	11.78	25,856	304,541	2.37%	3.78%
2004	11.35	23,275	264,157	1.91%	9.81%
2003	10.34	19,871	205,370	1.94%	23.28%

Main Street Core
2007	$11.45	90,329	$1,034,629	1.23%	4.40%
2006	10.97	73,634	807,870	1.28%	15.18%
2005	9.53	75,919	723,179	1.23%	5.99%
2004	8.99	64,810	582,475	1.42%	9.54%
2003	8.20	56,951	467,263	1.08%	26.96%

Emerging Markets
2007	$38.49	24,981	$961,431	0.74%	33.09%
2006	28.92	82,005	2,371,346	0.79%	24.40%
2005	23.25	80,490	1,871,038	1.09%	41.47%
2004	16.43	65,953	1,083,699	2.16%	34.62%
2003	12.21	43,549	531,553	1.43%	68.48%

Managed Bond
2007	$16.02	93,005	$1,489,953	4.45%	8.53%
2006	14.76	88,435	1,305,374	4.04%	4.81%
2005	14.08	90,148	1,269,619	3.41%	2.63%
2004	13.72	70,185	963,082	3.02%	5.38%
2003	13.02	54,904	714,951	4.38%	6.24%

Inflation Managed
2007	$16.51	56,496	$932,715	4.28%	10.14%
2006	14.99	52,482	786,687	3.95%	0.52%
2005	14.91	55,364	825,601	3.12%	2.54%
2004	14.54	45,183	657,071	0.92%	8.90%
2003	13.35	59,395	793,167	0.06%	8.24%

See Notes to Financial Statements	See explanation of references on page 20

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Money Market
2007	$12.41	81,086	$1,006,243	4.85%	4.99%
2006	11.82	81,529	963,652	4.52%	4.69%
2005	11.29	183,854	2,075,751	2.80%	2.82%
2004	10.98	77,000	845,491	0.87%	1.01%
2003	10.87	296,570	3,223,891	0.85%	0.79%

High Yield Bond
2007	$14.27	30,794	$439,461	7.62%	2.44%
2006	13.93	28,433	396,089	7.39%	9.42%
2005	12.73	28,860	367,414	7.02%	2.37%
2004	12.44	32,871	408,790	7.23%	9.42%
2003	11.37	28,896	328,401	7.76%	20.29%

Comstock (6)
2007	$12.26	47,965	$588,126	1.40%	(3.01%)
2006	12.64	37,776	477,583	1.62%	16.33%
2005	10.87	30,445	330,856	1.72%	4.36%
2004	10.41	19,219	200,129	1.39%	17.17%
2003	8.89	11,878	105,565	1.10%	31.38%

Mid-Cap Growth
2007	$12.01	151,580	$1,820,545	0.76%	22.92%
2006	9.77	39,102	382,075	0.27%	8.93%
2005	8.97	20,236	181,517	0.00%	17.90%
2004	7.61	18,906	143,842	0.00%	21.59%
2003	6.26	13,445	84,129	0.00%	30.39%

Real Estate
2007	$28.87	25,666	$741,004	0.57%	(16.16%)
2006	34.44	64,328	2,215,155	3.19%	38.06%
2005	24.94	58,336	1,455,017	0.96%	16.79%
2004	21.36	52,194	1,114,695	3.04%	37.62%
2003	15.52	37,134	576,270	3.85%	37.52%

Small-Cap Equity (7)
2007	$14.29	2,625	$37,507	0.27%	6.04%
2006	13.48	1,163	15,668	0.77%	18.68%
05/06/2005 - 12/31/2005	11.36	782	8,885	1.11%	13.56%

II
2007	$17.15	866	$14,857	0.39%	22.43%
2006	14.01	889	12,461	0.60%	8.52%
2005	12.91	916	11,825	0.43%	13.92%
10/19/2004 - 12/31/2004	11.33	945	10,713	1.24%	13.33%

III
2007	$16.89	520	$8,780	0.00%	11.92%
2006	15.10	534	8,056	0.00%	16.35%
2005	12.98	550	7,130	0.00%	15.13%
10/19/2004 - 12/31/2004	11.27	567	6,392	0.00%	12.70%

V
2007	$14.81	866	$12,831	0.64%	5.44%
2006	14.05	889	12,497	0.51%	13.89%
2005	12.34	916	11,299	0.63%	7.81%
10/19/2004 - 12/31/2004	11.44	945	10,816	2.68%	14.43%

BlackRock Basic Value V.I. Class III (8)
2007	$11.52	874	$10,069	2.26%	1.53%
06/07/2006 - 12/31/2006	11.34	216	2,453	3.72%	13.44%

BlackRock Global Allocation V.I. Class III (8)
2007	$13.87	3,069	$42,559	3.44%	16.75%
2006	11.88	2,402	28,527	4.18%	16.40%
11/29/2005 - 12/31/2005	10.20	458	4,675	See Note (9)	2.04%

Fidelity VIP Contrafund® Service Class 2
2007	$14.29	21,435	$306,229	0.85%	17.30%
2006	12.18	15,696	191,157	0.85%	11.43%
10/12/2005 - 12/31/2005	10.93	1,707	18,658	0.00%	9.29%

Fidelity VIP Growth Service Class 2
2007	$13.29	1,216	$16,166	0.26%	26.66%
02/06/2006 - 12/31/2006	10.49	421	4,417	0.00%	4.94%

Fidelity VIP Mid Cap Service Class 2
2007	$12.90	10,519	$135,747	0.57%	15.34%
2006	11.19	5,799	64,881	0.01%	12.40%
12/12/2005 - 12/31/2005	9.95	95	947	0.00%	(0.46%)

Fidelity VIP Value Strategies Service Class 2
2007	$11.79	539	$6,356	0.47%	5.44%
02/10/2006 - 12/31/2006	11.18	31	341	0.00%	11.78%

See Notes to Financial Statements
See explanation of references on page 20

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

International Growth Service Class (4)
05/02/2007 - 12/31/2007	$11.97	5,213	$62,382	0.71%	17.82%

Risk-Managed Core Service Class (4)
08/27/2007 - 12/31/2007	$10.05	324	$3,260	1.01%	4.41%

Mid Cap Growth Service Class (4)
08/27/2007 - 12/31/2007	$11.08	304	$3,371	0.09%	8.65%

MFS Utilities Series Service Class (4)
05/02/2007 - 12/31/2007	$11.14	6,606	$73,564	0.00%	10.21%

T. Rowe Price Blue Chip Growth — II
2007	$12.20	5,577	$68,021	0.12%	12.49%
2006	10.84	4,109	44,545	0.26%	9.33%
11/21/2005 - 12/31/2005	9.92	733	7,272	0.90%	(0.83%)

T. Rowe Price Equity Income — II
2007	$12.15	8,291	$100,720	1.84%	3.03%
2006	11.79	2,585	30,474	1.65%	18.65%
11/29/2005 - 12/31/2005	9.94	158	1,574	5.23%	(0.62%)

Van Eck Worldwide Hard Assets
2007	$21.90	8,326	$182,364	0.07%	45.36%
2006	15.07	3,956	59,608	0.01%	24.49%
10/20/2005 - 12/31/2005	12.10	492	5,957	0.00%	21.04%

ETF 2020 (4)
05/08/2007 - 12/31/2007	$9.89	3,088	$30,542	0.00%	(2.75%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 05/01/07, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account. Prior to 05/01/2005, the variable account was named Aggressive Equity Variable Account.

(4)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(5)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(6)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(7)	Prior to 05/01/2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to 10/01/2006, BlackRock Basic Value V.I. Class III and BlackRock Global Allocation V.I. Class III Variable Accounts were named Mercury Basic Value V.I. Class III and Mercury Global Allocation V.I. Class III Variable Accounts, respectively.

(9)	Subsequent to its commencement of operations on 11/29/2005, the BlackRock Global Allocation V.I. Class III Variable Account received its annual investment income distribution. The annualized investment income ratio was 25.20%. Prior to annualization the ratio was 2.28%.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2007 is comprised of sixty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS® Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., Van Eck Worldwide Insurance Trust, and XTF Advisors Trust (collectively, the “Funds”). Forty-nine of the sixty-six Variable Accounts are presented in the Schedule of Investments on page 1 of this brochure. The remaining seventeen Variable Accounts (see below) had no investments as of December 31, 2007 and therefore are not presented in the Schedule of Investments.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) twenty-two new Variable Accounts, six of which commenced operations and are listed in the following table:

Commenced
Variable Accounts	Operations on

Floating Rate Loan	May 4, 2007
International Growth Service Class	May 2, 2007
Risk-Managed Core Service Class	August 27, 2007
Mid Cap Growth Service Class	August 27, 2007
MFS Utilities Series Service Class	May 2, 2007
ETF 2020	May 8, 2007
     The remaining Variable Accounts that were registered with the SEC, but had no investments during 2007 were: Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, US Strategic Equity, Legg Mason Partners Variable Aggressive Growth — Class II, Legg Mason Partners Variable Mid Cap Core — Class II, MFS New Discovery Series Service Class, OpCap Small Cap, ETF 2010, ETF 2015, ETF 2025, ETF 2030, and ETF 2040+ Variable Accounts. There were no investments in Variable Account I as of December 31, 2007.
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 10,003 outstanding accumulation units (valued at $58,285) of the Concentrated Growth Variable Account were exchanged for 7,027 accumulation units with equal value of the Equity Variable Account; and a total of 20,888 outstanding accumulation units (valued at $226,949) of the Capital Opportunities Variable Account were exchanged for 19,733 accumulation units with equal value of the Main Street Core Variable Account.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “2006 Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the 2006 Surviving Portfolios (the “2006 Reorganization”). The 2006 Reorganization took place on April 28, 2006. In connection with the 2006 Reorganization, a total of 9,223 outstanding accumulation units (valued at $101,962) of the Aggressive Growth Variable Account were exchanged for 10,349 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 70,145 outstanding accumulation units (valued at $867,271) of the Financial Services Variable Account were exchanged for 70,106 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “2006 Substitution”). The 2006 Substitution took place on April 28, 2006. In connection with the 2006 Substitution, a total of 17,221 outstanding accumulation units (valued at $236,196) of the Equity Income Variable Account were substituted by 20,605 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.
     The Separate Account funds individual flexible premium variable life insurance policies issued by PL&A. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. PL&A also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the year or periods ended December 31, 2007, were as follows:

Variable Accounts	Purchases	Sales

Small-Cap Growth (1)	$70,360	$49,178
International Value	1,442,012	126,692
International Small-Cap	29,614	10,553
Equity Index	193,215	289,898
Small-Cap Index	200,480	142,439
Diversified Research	51,847	44,314
Equity	69,851	11,299
American Funds Growth-Income	121,793	52,346
American Funds Growth	114,887	63,991
Large-Cap Value	417,808	201,020
Technology	50,459	45,443
Short Duration Bond	124,133	87,679
Floating Rate Loan (2)	52,209	2,196
Diversified Bond	91,537	14,463
Growth LT	86,045	92,777
Focused 30	94,493	76,162
Health Sciences	1,290,386	228,444
Mid-Cap Value	248,373	1,274,679
Large-Cap Growth	574,563	161,534
International Large-Cap	222,087	241,300
Small-Cap Value	75,284	28,277
Multi-Strategy	63,145	22,280
Main Street Core	316,668	126,402
Emerging Markets	160,737	2,124,224
Managed Bond	211,822	146,630
Inflation Managed	166,940	106,163
Money Market	1,067,453	1,074,460
High Yield Bond	90,766	57,545
Comstock	210,018	77,318
Mid-Cap Growth	1,327,576	98,877
Real Estate	152,547	1,353,101
Small-Cap Equity (1)	25,184	4,266
II	—	362
III	—	232
V	—	347
BlackRock Basic Value V.I. Class III	8,700	747
BlackRock Global Allocation V.I. Class III	16,402	8,081
Fidelity VIP Contrafund® Service Class 2	113,392	38,795
Fidelity VIP Growth Service Class 2	10,549	1,818
Fidelity VIP Mid Cap Service Class 2	76,061	17,259
Fidelity VIP Value Strategies Service Class 2	8,012	1,915
International Growth Service Class (2)	60,880	485
Risk-Managed Core Service Class (2)	3,559	423
Mid Cap Growth Service Class (2)	3,559	431
MFS Utilities Series Service Class (2)	70,059	569
T. Rowe Price Blue Chip Growth — II	39,335	21,881
T. Rowe Price Equity Income — II	83,742	12,098
Van Eck Worldwide Hard Assets	100,049	19,980
ETF 2020 (2)	31,911	499

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2007 and 2006 were as follows:

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (1)	8,892	(6,543)	2,349	8,872	(8,460)	412
International Value	105,073	(14,278)	90,795	13,812	(12,131)	1,681
International Small-Cap (2)	3,626	(1,893)	1,733	5,589	(394)	5,195
Equity Index	24,304	(32,819)	(8,515)	26,053	(25,026)	1,027
Small-Cap Index	16,574	(13,144)	3,430	26,073	(43,540)	(17,467)
Diversified Research	5,681	(5,077)	604	8,150	(6,458)	1,692
Equity	9,019	(1,946)	7,073	2,929	(5,102)	(2,173)
American Funds Growth-Income	12,575	(7,242)	5,333	28,564	(4,031)	24,533
American Funds Growth	10,445	(6,784)	3,661	11,000	(3,840)	7,160
Large-Cap Value	106,823	(91,122)	15,701	105,516	(25,840)	79,676
Technology	10,051	(9,412)	639	6,839	(4,839)	2,000
Short Duration Bond	13,509	(10,157)	3,352	12,650	(9,547)	3,103
Floating Rate Loan (3)	5,348	(345)	5,003
Diversified Bond (2)	9,391	(2,171)	7,220	6,453	(647)	5,806
Growth LT	19,742	(20,230)	(488)	21,654	(21,276)	378
Focused 30	6,808	(6,073)	735	4,475	(5,663)	(1,188)
Health Sciences	95,239	(17,186)	78,053	7,894	(8,880)	(986)
Mid-Cap Value	247,990	(294,137)	(46,147)	34,053	(21,796)	12,257
Large-Cap Growth	163,991	(116,699)	47,292	50,872	(26,811)	24,061
International Large-Cap	24,559	(25,574)	(1,015)	31,377	(24,958)	6,419
Small-Cap Value	4,684	(2,648)	2,036	6,941	(3,903)	3,038
Multi-Strategy	5,556	(2,533)	3,023	6,611	(8,693)	(2,082)
Main Street Core	34,698	(18,003)	16,695	14,333	(16,618)	(2,285)
Emerging Markets	7,260	(64,284)	(57,024)	13,538	(12,023)	1,515
Managed Bond	56,786	(52,216)	4,570	43,006	(44,719)	(1,713)
Inflation Managed	15,866	(11,852)	4,014	23,198	(26,080)	(2,882)
Money Market	153,156	(153,599)	(443)	149,667	(251,992)	(102,325)
High Yield Bond	8,090	(5,729)	2,361	16,128	(16,555)	(427)
Comstock	23,579	(13,390)	10,189	17,469	(10,138)	7,331
Mid-Cap Growth	129,039	(16,561)	112,478	28,240	(9,374)	18,866
Real Estate	6,580	(45,242)	(38,662)	11,228	(5,236)	5,992
Small-Cap Equity (1)	1,892	(430)	1,462	1,695	(1,314)	381
II	—	(23)	(23)	—	(27)	(27)
III	—	(14)	(14)	—	(16)	(16)
V	—	(23)	(23)	—	(27)	(27)
BlackRock Basic Value V.I. Class III (4),(5)	762	(104)	658	227	(11)	216
BlackRock Global Allocation V.I. Class III (4)	2,390	(1,723)	667	2,733	(789)	1,944
Fidelity VIP Contrafund® Service Class 2	13,132	(7,393)	5,739	16,443	(2,454)	13,989
Fidelity VIP Growth Service Class 2 (5)	1,021	(226)	795	527	(106)	421
Fidelity VIP Mid Cap Service Class 2	8,097	(3,377)	4,720	6,457	(753)	5,704
Fidelity VIP Value Strategies Service Class 2 (5)	695	(187)	508	46	(15)	31
International Growth Service Class (3)	5,256	(43)	5,213
Risk-Managed Core Service Class (3)	366	(42)	324
Mid Cap Growth Service Class (3)	344	(40)	304
MFS Utilities Series Service Class (3)	6,660	(54)	6,606
T. Rowe Price Blue Chip Growth — II	3,555	(2,087)	1,468	3,911	(535)	3,376
T. Rowe Price Equity Income — II	8,710	(3,004)	5,706	2,993	(566)	2,427
Van Eck Worldwide Hard Assets	6,073	(1,703)	4,370	4,628	(1,164)	3,464
ETF 2020 (3)	3,138	(50)	3,088

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced on May 5, 2006.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(4)	Prior to October 1, 2006, the BlackRock Basic Value V.I. Class III and BlackRock Global Allocation V.I. Class III Variable Accounts were named Mercury Basic Value V.I. Class III and Mercury Global Allocation V.I. Class III Variable Accounts, respectively.

(5)	Operations commenced on February 6, 2006 for Fidelity VIP Growth Service Class 2, February 10, 2006 for Fidelity VIP Value Strategies Service Class 2, and June 7, 2006 for BlackRock Basic Value V.I. Class III Variable Accounts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Small-Cap Growth (formerly Fasciano Small Equity), International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity (formerly VN Small-Cap Value), Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, International Growth Service Class, Risk-Managed Core Service Class, Mid Cap Growth Service Class, MFS Utilities Series Service Class, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, Van Eck Worldwide Hard Assets, and ETF 2020 Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2007, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 29, 2008

Annual Report
as of December 31, 2007

•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Pacific Life & Annuity Company
Client Services Department Mailing Address:
700 Newport Center Drive
PO Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	85-23210-07